2. REGULATORY FRAMEWORK (Details 2)	12 Months Ended
Dec. 31, 2020
Remuneration for guaranteed power capacity to thermal generators 1 [member]
Disclosure of Regulatory Framework [Line Items]
Period	Summer - Winter
SEE No. 19/17 ($ / MW-hmrt)	7,000
SRRYME No. 1/19 (US$ / MW-month)	7,000
SE No. 31/20 (AR$ / MW-month)	360,000
Remuneration for guaranteed power capacity to thermal generators 2 [member]
Disclosure of Regulatory Framework [Line Items]
Period	Fall - Spring
SEE No. 19/17 ($ / MW-hmrt)	7,000
SRRYME No. 1/19 (US$ / MW-month)	5,500
SE No. 31/20 (AR$ / MW-month)	270,000